(Loss)/Income Per Share - Schedule of Calculation of Basic and Diluted (Loss)/Income Per Share (Detail) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Mar. 31, 2026 $ / shares	Mar. 31, 2026 CNY (¥) ¥ / shares shares	Mar. 31, 2025 CNY (¥) ¥ / shares shares	Mar. 31, 2024 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income attributable to ordinary shareholders-Basic | ¥		¥ 1,841	¥ (62,557)	¥ (59,285)
Net (loss)/income attributable to ordinary shareholders-Diluted | ¥		¥ 1,841	¥ (62,557)	¥ (59,285)
Denominator:
Weighted average number of ordinary shares-Basic | shares		2,453,174,723	2,628,575,500	2,597,764,333
Weighted average number of ordinary shares - Diluted | shares		2,637,344,662	2,628,575,500	2,597,764,333
Basic (loss)/income per share | (per share)	$ 0	¥ 0	¥ (0.02)	¥ (0.02)
Diluted (loss)/income per share | (per share)	$ 0	¥ 0	¥ (0.02)	¥ (0.02)